Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
s of December 31, 2013, the Company had the following outstanding interest rate derivatives that were not designated as hedges of in qualifying hedging relationships:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$500,000
As of December 31, 2013, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest rate swaps	16	$700,390

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below presents the fair value of the Company's derivate financial instruments not designated as hedges as well as their classification as liabilities on the consolidated balance sheets as of December 31, 2013 and 2012. There were no derivatives classified as not hedging instruments as assets as of December 31, 2013 and 2012:

		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	2013	2012
Series D Preferred Stock embedded derivative	Derivative liabilities, at fair value	$(16,736)	$—
The table below presents the fair value of the company's derivative financial instruments as well as their classification on the consolidated balance sheets as of the years ended December 31, 2013 and 2012 (dollar amounts in thousands):

		Year Ended December 31,
Derivatives Designated as Hedging Instruments	Balance Sheet Location	2013	2012
Interest rate products	Derivative assets, at fair value	$9,189	$—
Interest rate products	Derivative liabilities, at fair value	$(1,719)	$(3,830)

Derivative Instruments and Hedging Activities Disclosure
The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2013 and 2012, respectively (amounts in thousands):

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2013	2012
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$6,946	$(4,684)
Amount of loss reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$(4,535)	$(941)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(79)	$(1)

Net Amounts of Offsetting Derivative Liabilities Presented in the Consolidated Balance Sheet
The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of December 31, 2013 and 2012. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the consolidated balance sheets.

Offsetting of Derivative Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts of Assets Presented in the Consolidated Balance Sheets	Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	Financial Instruments	Cash Collateral Received	Net Amount
December 31, 2013	$9,189	$(18,455)	$—	$9,189	$(18,455)	$—	$—	$(9,266)
December 31, 2012	$—	$(3,830)	$—	$—	$(3,830)	$—	$—	$(3,830)